Related party transactions (Receivables (Payables) from Related Parties) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries	$ 62.7		$ 248.3
Trading balances due to Seadrill and subsidiaries	(40.4)		(234.2)
Due to related parties	(346.5)		(2,360.5)
Line of Credit
Related Party Transaction [Line Items]
Due to related parties	(237.0)		(1,825.2)
Seadrill
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries	56.7	[1]	205.9	[1]
Trading balances due to Seadrill and subsidiaries	(250.0)	[1]	(292.1)	[1]
Rig financing agreement	(158.8)	[2]	(1,825.2)	[2]
Seadrill | Line of Credit
Related Party Transaction [Line Items]
Due to related parties	0	[3]	(125.9)	[3]
Seadrill | Vendor Financing Loan
Related Party Transaction [Line Items]
Due to related parties	(109.5)	[4]	(109.5)	[4]
Seadrill | Discount Notes
Related Party Transaction [Line Items]
Due to related parties	0	[5]	(299.9)	[5]
Seadrill Limited | Loan Agreement | Seadrill | Line of Credit
Related Party Transaction [Line Items]
Due to related parties	(78.2)	[2]	0	[2]
Seadrill Limited | Deferred and contingent consideration to related party - short term portion | Seadrill
Related Party Transaction [Line Items]
Due to related parties	(25.8)		0
Seadrill Limited | Deferred and contingent consideration to related party - long term portion | Seadrill
Related Party Transaction [Line Items]
Due to related parties	(111.2)		0
Seadrill Limited | Interest Rate Swap Agreement | Seadrill
Related Party Transaction [Line Items]
Due from Related Parties	$ 6.0		$ 42.4

[1]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, generally bear interest at a rate equal to LIBOR plus approximately 4% per annum, and are intended to be settled in the ordinary course of business
[2]	Rig Financing Agreements and Loan Agreements – See note 12 for details of the Rig Financing Agreements and Loan Agreements. Under the agreements each rig owning subsidiary makes payments of principal and interest directly to the lenders under each Rig Financing Agreement, at Seadrill’s direction and on its behalf, corresponding to payments of principal and interest due under each Rig Financing Agreement that are allocable to each rig. The Loan Agreement relates to the financing of the West Vencedor, which was previously classified as a Rig Financing Agreement until June 2014 when Seadrill repaid the underlying senior secured loan, and the related party agreement between the Company and Seadrill was amended to carry on this facility on the same terms.
[3]	$100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During 2014 the Company drew down $0.0 million on the revolving credit facility and repaid $125.9 million. As at December 31, 2014 the outstanding balance was nil.
[4]	$109.5 million Vendor financing loan - On May 17, 2013, the Company borrowed from Seadrill $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bears interest at a rate of LIBOR plus a margin of 5% and matures in May 2016.
[5]	Discount loan notes:•$229.9 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note from Seadrill for $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$70.0 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note from Seadrill for $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $72.6 million to Seadrill.This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$100.0 million discount note - On March 21, 2014, as part of the acquisition of the West Auriga, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note was repayable in September 2015 and upon maturity, the Company was due to pay $103.7 million to Seadrill. This note was repaid in June 2014 with proceeds from the Senior Secured Credit Facilities.